Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions and balances with related parties
Schedule of outstanding balances with related parties and income and expense amounts with related parties

The outstanding balances with MTN (current trade and loan receivables and payables) are as follows:

		As of
In thousands of EUR	Note	December 31, 2019	December 31, 2018
Trade and other receivables	11	371	262
Total Assets		371	262
Trade and other payables	16	—	191
Deferred income	20	—	1,166
Total Liabilities		—	1,357

The income and expense amounts with MTN were as follows:

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Revenue	—	661
Expenses	(478)	(487)
Net profit and loss	(478)	174

Schedule of compensation paid or payable to key management

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018
Short-term employee benefits	8,036	3,204
Other benefits	47	25
Share-based compensation	13,771	11,034
Total	21,854	14,263